REGULATORY CAPITAL	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory Capital
REGULATORY CAPITAL

The Company and the Bank are subject to regulatory capital requirements promulgated by federal bank regulatory agencies. Failure by the Company or the Bank to meet minimum capital requirements could result in certain mandatory and discretionary actions by regulators that could have a material adverse effect on our consolidated financial statements.  The following tables present regulatory capital information for the Company and the Bank. Information presented for December 31, 2015 reflects the Basel III capital requirements that became effective January 1, 2015 for both the Company and the Bank and changed the inputs and methodology for computing capital. Prior to January 1, 2015, the Bank was subject to capital requirements under Basel II and there were no capital requirements for the Company. Under these capital requirements, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of the Company's and the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices.  The Company's and the Bank’s capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation require the Company and the Bank to maintain certain minimum capital amounts and ratios. Federal bank regulators require the Company and the Bank to maintain minimum ratios of core capital to adjusted average assets of 4.0%, common equity tier 1 capital to risk-weighted assets of 4.5%, tier 1 capital to risk-weighted assets of 6.0% and total risk-based capital to risk-weighted assets of 8.0%. As of December 31, 2015 and 2014, the Company and the Bank met all the capital adequacy requirements to which they were subject and were “well capitalized” under the regulatory requirements. To be "well capitalized," the Company and the Bank must maintain minimum leverage, common equity tier 1 risk-based, tier 1 risk-based and total risk-based capital ratios of at least 5.0%, 6.5%, 8.0% and 10.0%, respectively. Management believes no conditions or events have occurred since December 31, 2015 that would materially adversely change the Company's and the Bank's capital classifications.

Beginning January 1, 2016, Basel III implements a requirement for all banking organizations to maintain a capital conservation buffer above the minimum risk-based capital requirements in order to avoid certain limitations on capital distributions, stock repurchases and discretionary bonus payments to executive officers. The capital conservation buffer will be exclusively composed of common equity tier 1 capital. The capital conservation buffer requirement is being phased in beginning January 1, 2016 at 0.625% of risk-weighted assets and increasing each year until fully implemented at 2.5% on January 1, 2019. Also, certain new deductions from, and adjustments to, regulatory capital will be phased in over several years.

The Bank's actual capital amounts and ratios at December 31, 2015 and 2014 were as follows:

December 31, 2015	Actual		Minimum Capital Requirement		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
Tier 1 Capital to Average Assets:
Company	$140,862	9.73%	$57,896	4.00%	$72,370	5.00%
Bank	134,992	9.38	57,550	4.00	71,937	5.00
Tier 1 Capital to Risk Weighted Assets:
Company	140,862	14.86	56,861	6.00	75,814	8.00
Bank	134,992	14.27	56,773	6.00	75,698	8.00
Total Capital to Risk Weighted Assets:
Company	151,327	15.97	75,814	8.00	94,768	10.00
Bank	145,457	15.37	75,698	8.00	94,622	10.00
Common Equity Tier 1 Capital:
Company	140,862	14.86	42,645	4.50	61,599	6.50
Bank	134,992	14.27	42,580	4.50	61,504	6.50

December 31, 2014	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bank:	(Dollars in Thousands)
Tier 1 Capital to Average Assets	$123,862	9.37%	$52,876	4.00%	$66,095	5.00%
Tier 1 Capital to Risk Weighted Assets	123,862	14.86	33,341	4.00	50,012	6.00
Total Capital to Risk Weighted Assets	132,306	15.87	66,695	8.00	83,369	10.00
Tangible Equity Ratio	123,862	9.37	19,828	1.50	N/A	N/A

Reconciliations of the Company’s total capital to the Bank’s regulatory capital are as follows:

	December 31,
	2015	2014
	(In Thousands)
Total capital per consolidated financial statements	$154,330	$157,739
Holding company equity not available for regulatory capital	(5,272)	(13,151)
Accumulated (gains) losses on available for sale securities	199	(189)
Intangible assets	(14,265)	(18,697)
Disallowed deferred tax asset	—	(1,840)
Total tier I capital	134,992	123,862
Adjustments for total capital:
Allowance for loan and credit losses	10,465	8,444
Total capital per regulatory reporting	$145,457	$132,306